Gamco Global Telecommunications Fund | Prospectus One, Class AAA
SUMMARY OF THE FUNDS The GAMCO GLOBAL TELECOMMUNICATIONS FUND (the “Global Telecommunications Fund”)
Investment Objectives
The Global Telecommunications Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Telecommunications Fund.
Fees and Expenses of the Global Telecommunications Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Global Telecommunications Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gamco Global Telecommunications Fund Class AAA
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gamco Global Telecommunications Fund Class AAA
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.37%
Total Annual Fund Operating Expenses	1.62%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Global Telecommunications Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global Telecommunications Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Telecommunications Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Gamco Global Telecommunications Fund Class AAA	165	511	881	1,922

Portfolio Turnover
The Global Telecommunications Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Telecommunications Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Telecommunications Fund’s performance. During the most recent fiscal year, the Global Telecommunications Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Global Telecommunications Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which the Adviser’s portfolio management team for the Global Telecommunications Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Telecommunications Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Telecommunications Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management.

The telecommunications companies in which the Global Telecommunications Fund may invest are engaged in the following products or services: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave, and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone, and computer systems; broadcasting, including television and radio via VHF, UHF, satellite, and microwave transmission, and cable television. For additional information about selection of investments suitable for the Fund, see pages 21 and 22.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

The Global Telecommunications Fund’s share price will fluctuate with changes in the market value of the Global Telecommunications Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Global Telecommunications Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Global Telecommunications Fund.

Investing in the Global Telecommunications Fund involves the following risks:

• Small and Mid-Capitalization Risk. Risk is greater for the securities of small- and mid-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

• Equity Risk. The principal risk of investing in the Global Telecommunications Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Global Telecommunications Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Global Telecommunications Fund invests has poor performance or falls out of favor with investors, the Global Telecommunications Fund could under-perform the stock market or its peers. The Global Telecommunications Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Global Telecommunications Fund holds is incorrect, or no event occurs which surfaces value, then the value of that the Global Telecommunications Fund’s shares may decline.

• Non-Diversification Risk. The Global Telecommunications Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Telecommunications Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Telecommunications Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Telecommunications Fund may buy.

• Industry Concentration Risk. The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result, stocks of these companies may be subject to greater price volatility.

• Industry Risk. Certain industries in which the Global Telecommunications Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Funds may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Telecommunications Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Portfolio Turnover Risk. The investment policies of the Global Telecommunications Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Global Telecommunications Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Global Telecommunications Fund’s expenses which could negatively affect the Global Telecommunications Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Global Telecommunications Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Global Telecommunications Fund’s net asset value per share (“NAV”), the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Global Telecommunications Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Global Telecommunications Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Telecommunications Fund by showing changes in the Global Telecommunications Fund’s performance from year to year and by showing how the Global Telecommunications Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Global Telecommunications Fund’s past performance (before and after taxes) does not predict how the Global Telecommunications Fund will perform in the future. Updated information on the Global Telecommunications Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL TELECOMMUNICATIONS FUND (Total returns for Class AAA Shares for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 26.2% (quarter ended June 30, 2003) and the lowest return for a quarter was (21.9)% (quarter ended June 30, 2002).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Gamco Global Telecommunications Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class AAA	Global Telecommunications Fund Class AAA Shares (first issued 11/1/93)	Return Before Taxes		11.16%	4.64%	2.40%	Nov 1, 1993
Return After Taxes on Distributions Class AAA	Global Telecommunications Fund Class AAA Shares (first issued 11/1/93)	Return After Taxes on Distributions		10.87%	4.54%	2.33%	Nov 1, 1993
Return After Taxes on Distributions and Sale of Fund Shares Class AAA	Global Telecommunications Fund Class AAA Shares (first issued 11/1/93)	Return After Taxes on Distributions and Sale of Fund Shares		7.64%	4.11%	2.12%	Nov 1, 1993
MSCI AC World Free Index		MSCI AC World Free Index	(reflects no deduction for fees, expenses or taxes)	12.67%	3.44%	3.20%
MSCI AC World Telecommunications Services Index		MSCI AC World Telecommunications Services Index	(reflects no deduction for fees, expenses or taxes)	11.27%	7.26%	0.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Gamco Global Growth Fund | Prospectus One, Class AAA
The GAMCO GLOBAL GROWTH FUND (the "Global Growth Fund")
Investment Objectives
The Global Growth Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Growth Fund.
Fees and Expenses of the Global Growth Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Global Growth Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gamco Global Growth Fund Class AAA, Gamco Global Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gamco Global Growth Fund Class AAA, Gamco Global Growth Fund
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.87%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Global Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Gamco Global Growth Fund Class AAA, Gamco Global Growth Fund	190	588	1,011	2,190

Portfolio Turnover
The Global Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Growth Fund’s performance. During the most recent fiscal year, the Global Growth Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Global Growth Fund will invest at least 65% of its total assets in common stocks of companies which the Adviser’s portfolio management team for the Global Growth Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Growth Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. To achieve the Global Growth Fund’s primary objective of capital appreciation, the Adviser’s portfolio management team for the Global Growth Fund employs a disciplined investment program focusing on the globalization and interactivity of the world’s market place. The Global Growth Fund invests in companies at the forefront of accelerated growth.

The Global Growth Fund invests primarily in common stocks of foreign and domestic mid-capitalization and large-capitalization issuers. In addition to growth rates, stock valuation levels are important in the stock selection process as the Global Growth Fund seeks stocks that are attractively priced relative to their projected growth rates. The Global Growth Fund seeks to build a portfolio diversified by geographic region, industry sectors and individual issues within industry sectors. The Global Growth Fund invests primarily in developed markets but may invest in emerging markets as well. The Global Growth Fund invests in companies with a wide range in market capitalizations, from small to large. For additional information about selection of investments suitable for the Fund, see pages 21 and 22.

Principal Risks

You May Want to Invest in the Global Growth Fund if:

• you are a long-term investor

• you seek both growth of capital

• you seek to diversify your investments outside the U.S.

The Global Growth Fund’s share price will fluctuate with changes in the market value of the Global Growth Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Global Growth Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Global Growth Fund.

Investing in the Global Growth Fund involves the following risks:

• Mid-Capitalization Risk. Risk is greater for the securities of mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

• Equity Risk. The principal risk of investing in the Global Growth Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Global Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Global Growth Fund invests has poor performance or falls out of favor with investors, the Global Growth Fund could underperform the stock market or its peers. The Global Growth Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Global Growth Fund holds is incorrect, or no event occurs which surfaces value, then the value of the Global Growth Fund’s shares may decline.

• Non-Diversification Risk. The Global Growth Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Growth Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Growth Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Growth Fund may buy.

• Industry Risk. Certain industries in which the Global Growth Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Global Growth Fund may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Growth Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Portfolio Turnover Risk. The investment policies of the Global Growth Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Global Growth Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Global Growth Fund’s expenses which could negatively affect the Global Growth Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Global Growth Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Global Growth Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Global Growth Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Global Growth Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Growth Fund by showing changes in the Global Growth Fund’s performance from year to year and by showing how the Global Growth Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Global Growth Fund’s past performance (before and after taxes) does not predict how the Global Growth Fund will perform in the future. Updated information on the Global Growth Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL GROWTH FUND (Total returns for Class AAA Shares for the Years Ended December 31

During the years shown in the bar chart, the highest return for a quarter was 25.6% (quarter ended June 30, 2003) and the lowest return for a quarter was (24.1)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Gamco Global Growth Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class AAA, Gamco Global Growth Fund	Global Growth Fund Class AAA Shares (first issued 2/7/94)	Return Before Taxes		14.27%	3.84%	1.94%	Feb 7, 1994
Return After Taxes on Distributions Class AAA, Gamco Global Growth Fund	Global Growth Fund Class AAA Shares (first issued 2/7/94)	Return After Taxes on Distributions		14.27%	3.80%	1.92%	Feb 7, 1994
Return After Taxes on Distributions and Sale of Fund Shares Class AAA, Gamco Global Growth Fund	Global Growth Fund Class AAA Shares (first issued 2/7/94)	Return After Taxes on Distributions and Sale of Fund Shares		9.27%	3.29%	1.67%	Feb 7, 1994
MSCI AC World Free Index		MSCI AC World Free Index	(reflects no deduction for fees, expenses or taxes)	12.67%	3.44%	3.20%
Lipper Global Large Cap Growth Fund Average		Lipper Global Large Cap Growth Fund Average	(reflects no deduction for fees, expenses or taxes)	13.35%	3.19%	0.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Gamco Global Opportunity Fund | Prospectus One, Class AAA
The GAMCO GLOBAL OPPORTUNITY FUND (the “Global Opportunity Fund”)
Investment Objectives
The Global Opportunity Fund primarily seeks to provide investors with appreciation of capital
Current income is a secondary objective of the Global Opportunity Fund.
Fees and Expenses of the Global Opportunity Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Global Opportunity Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gamco Global Opportunity Fund Class AAA, Gamco Global Opportunity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Gamco Global Opportunity Fund Class AAA, Gamco Global Opportunity Fund
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		1.41%
Total Annual Fund Operating Expenses	[1]	2.66%
Fee Waiver and/or Expense Reimbursement	[1]	(0.65%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	2.01%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Opportunity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes and extraordinary expenses) at no more than an annual rate of 2.00% for Class AAA Shares. This arrangement is in effect through May 1, 2012 and may not be terminated by the Adviser before such time.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Global Opportunity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Opportunity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Gamco Global Opportunity Fund Class AAA, Gamco Global Opportunity Fund	204	765	1,352	2,945

Portfolio Turnover
The Global Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Opportunity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Opportunity Fund’s performance. During the most recent fiscal year, the Global Opportunity Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Global Opportunity Fund will invest at least 65% of its total assets in common stocks of companies which the Adviser’s portfolio management team for the Global Opportunity Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.

The Global Opportunity Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Opportunity Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. For additional information about selection of investments suitable for the Fund, see pages 21 and 22.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

The Global Opportunity Fund’s share price will fluctuate with changes in the market value of the Global Opportunity Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Global Opportunity Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Global Opportunity Fund.

Investing in the Global Opportunity Fund involves the following risks:

• Small Capitalization Risk. Risk is greater for the securities of small-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

• Equity Risk. The principal risk of investing in the Global Opportunity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Global Opportunity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Global Opportunity Fund invests has poor performance or falls out of favor with investors, the Global Opportunity Fund could underperform the stock market or its peers. The Global Opportunity Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Global Opportunity Fund holds is incorrect, or no event occurs which surfaces value, then the value of the Global Opportunity Fund’s shares may decline.

• Non-Diversification Risk. The Global Opportunity Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Opportunity Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Opportunity Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Opportunity Fund may buy.

• Industry Risk. Certain industries in which the Global Opportunity Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Global Opportunity Fund may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Opportunity Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Portfolio Turnover Risk. The investment policies of the Global Opportunity Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Global Opportunity Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Global Opportunity Fund’s expenses which could negatively affect the Global Opportunity Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Global Opportunity Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Global Opportunity Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Global Opportunity Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Global Opportunity Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Opportunity Fund by showing changes in the Global Opportunity Fund’s performance from year to year and by showing how the Global Opportunity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Global Opportunity Fund’s past performance (before and after taxes) does not predict how the Global Opportunity Fund will perform in the future. Updated information on the Global Opportunity Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL OPPORTUNITY FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 22.6% (quarter ended June 30, 2003) and the lowest return for a quarter was (22.6)% (quarter ended September 30, 2001).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Gamco Global Opportunity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class AAA, Gamco Global Opportunity Fund	Global Opportunity Fund Class AAA Shares (first issued 5/11/98)	Return Before Taxes		18.39%	4.63%	3.59%	May 11, 1998
Return After Taxes on Distributions Class AAA, Gamco Global Opportunity Fund	Global Opportunity Fund Class AAA Shares (first issued 5/11/98)	Return After Taxes on Distributions		18.39%	4.62%	3.55%	May 11, 1998
Return After Taxes on Distributions and Sale of Fund Shares Class AAA, Gamco Global Opportunity Fund	Global Opportunity Fund Class AAA Shares (first issued 5/11/98)	Return After Taxes on Distributions and Sale of Fund Shares		11.95%	4.03%	3.12%	May 11, 1998
MSCI AC World Free Index		MSCI AC World Free Index	(reflects no deduction for fees, expenses or taxes)	12.67%	3.44%	3.20%
Lipper Global Multi-Cap Growth Fund Average		Lipper Global Multi-Cap Growth Fund Average	(reflects no deduction for fees, expenses or taxes)	13.70%	3.86%	4.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Gamco Vertumnus Fund | Prospectus One, Class AAA
The GAMCO VERTUMNUS FUND (the “Vertumnus Fund”)
Investment Objectives
The Vertumnus Fund (formerly, The GAMCO Global Convertible Securities Fund) seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.
Fees and Expenses of the Vertumnus Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Vertumnus Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	Gamco Vertumnus Fund Class AAA, Gamco Vertumnus Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Gamco Vertumnus Fund Class AAA, Gamco Vertumnus Fund
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		1.62%
Total Annual Fund Operating Expenses	[1]	2.87%
Fee Waiver and/or Expense Reimbursement	[1]	(0.85%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	2.02%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Vertumnus Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00% for Class AAA Shares. This arrangement is in effect through May 1, 2012 and may not be terminated by the Adviser before such time.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Vertumnus Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Vertumnus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Vertumnus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Gamco Vertumnus Fund Class AAA, Gamco Vertumnus Fund	205	809	1,439	3,134

Portfolio Turnover
The Vertumnus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Vertumnus Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Vertumnus Fund’s performance. During the most recent fiscal year, the Vertumnus Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Vertumnus Fund will invest at least 80% of its net assets in convertible securities. Convertible securities are bonds, debentures, corporate notes, preferred stocks, and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies. As a “global” fund, the Vertumnus Fund invests in securities of issuers, or related investments thereof, located in at least three countries. The Adviser believes that certain characteristics of convertible securities make them appropriate investments for a fund seeking a high level of total return on its assets. These characteristics include: the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from preferred dividend or interest payments as compared to common stock dividends, and the decreased risk of decline in value relative to common stock due to the fixed income nature of convertible securities. The Vertumnus Fund may invest without limit in securities that are not considered investment grade and that accordingly have greater risk of loss of principal and interest. For additional information about selection of investments suitable for the Fund, see pages 21 and 22.
Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

• you are seeking monthly distributions

The Vertumnus Fund’s share price will fluctuate with changes in the market value of the Vertumnus Fund’s portfolio securities. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the Vertumnus Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. When you sell Vertumnus Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Vertumnus Fund.

Investing in the Vertumnus Fund involves the following risks:

• Lower Rated Securities. The Fund may invest up to 25% of its assets in fixed income securities that are below investment grade, including up to 5% of its assets in securities of issuers that are in default. These securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as “junk bonds.”

• Equity Risk. The principal risk of investing in the Vertumnus Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Vertumnus Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Vertumnus Fund invests has poor performance or falls out of favor with investors, the Vertumnus Fund could under-perform the stock market or its peers. The Vertumnus Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Vertumnus Fund holds is incorrect, or no event occurs which surfaces value, then the value of the Vertumnus Fund’s shares may decline.

• Non-Diversification Risk. The Vertumnus Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Vertumnus Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Vertumnus Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Vertumnus Fund may buy.

• Industry Risk. Certain industries in which the Vertumnus Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Vertumnus Fund may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Vertumnus Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Low Credit Quality Risk. Because many convertible securities are rated below investment grade, the Vertumnus Fund may invest without limit in securities rated lower than “BBB” by Standard & Poor’s Rating Services (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, are of comparable quality as determined by the Adviser. These securities and securities rated “BB” or lower by S&P or “Ba” or lower by Moody’s may include securities of issuers in default. Such securities are considered by the rating agencies to be predominantly speculative and may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity resulting in the possibility that prices realized upon the sale of such securities will be less than the prices used in calculating the Vertumnus Fund’s NAV.

• Convertible Securities and Credit Risk. The characteristics of convertible securities make them appropriate investments for investors who seek a high level of total return with the addition of credit risk. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends, and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on a convertible security may be less than that of a common stock equivalent if the yield on the convertible security is at a level which causes it to sell at a discount. Any common stock or other equity security received by conversion will not be included in the calculation of the percentage of total assets invested in convertible securities.

• Portfolio Turnover Risk. The investment policies of the Vertumnus Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Vertumnus Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Vertumnus Fund’s expenses which could negatively affect the Vertumnus Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Vertumnus Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Vertumnus Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Vertumnus Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Vertumnus Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Vertumnus Fund by showing changes in the Vertumnus Fund’s performance from year to year and by showing how the Vertumnus Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Vertumnus Fund’s past performance (before and after taxes) does not predict how the Vertumnus Fund will perform in the future. Both the chart and the table assume reinvestment of distributions. Updated information on the Vertumnus Fund’s results can be obtained by visiting www.gabelli.com.
VERTUMNUS FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 18.5% (quarter ended September 30, 2009) and the lowest return for a quarter was (26.4)% (quarter ended December 31, 2008)
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Gamco Vertumnus Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class AAA, Gamco Vertumnus Fund	Vertumnus Fund Class AAA Shares (first issued 2/3/94)	Return Before Taxes		16.27%	1.11%	2.48%	Feb 3, 1994
Return After Taxes on Distributions Class AAA, Gamco Vertumnus Fund	Vertumnus Fund Class AAA Shares (first issued 2/3/94)	Return After Taxes on Distributions		15.33%	(0.61%)	1.15%	Feb 3, 1994
Return After Taxes on Distributions and Sale of Fund Shares Class AAA, Gamco Vertumnus Fund	Vertumnus Fund Class AAA Shares (first issued 2/3/94)	Return After Taxes on Distributions and Sale of Fund Shares		10.59%	0.48%	1.70%	Feb 3, 1994
Merrill Lynch Global 300 Convertible Index Prospectus One, Class AAA		Merrill Lynch Global 300 Convertible Index	(reflects no deduction for fees, expenses, or taxes)	13.21%	3.98%	3.69%
MSCI World Free Index Prospectus One, Class AAA		MSCI World Free Index	(reflects no deduction for fees, expenses, or taxes)	11.73%	7.17%	5.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Gamco Global Telecommunications Fund | Prospectus Two, Class A B C And I
The GAMCO GLOBAL TELECOMMUNICATIONS FUND (the "Global Telecommunications Fund")
Investment Objectives
The Global Telecommunications Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Telecommunications Fund.
Fees and Expenses of the Global Telecommunications Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Telecommunications Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 30 of the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Gamco Global Telecommunications Fund	Class A, Gamco Global Telecommunications Fund	Class B, Gamco Global Telecommunications Fund	Class C, Gamco Global Telecommunications Fund	Class I, Gamco Global Telecommunications Fund
Shareholder Fees Column [Text]	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Gamco Global Telecommunications Fund	Class A, Gamco Global Telecommunications Fund	Class B, Gamco Global Telecommunications Fund	Class C, Gamco Global Telecommunications Fund	Class I, Gamco Global Telecommunications Fund
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.37%	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses	1.62%	2.37%	2.37%	1.37%

Expense Example

This example is intended to help you compare the cost of investing in the Global Telecommunications Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global Telecommunications Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Telecommunications Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Gamco Global Telecommunications Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Gamco Global Telecommunications Fund	Class A Shares	730	1,057	1,406	2,886
Class B, Gamco Global Telecommunications Fund	Class B Shares	740	1,039	1,465	2,520
Class C, Gamco Global Telecommunications Fund	Class C Shares	340	739	1,265	2,706
Class I, Gamco Global Telecommunications Fund	Class I Shares	139	434	750	1,646

You would pay the following expenses if you did not redeem your shares of the Global Telecommunications Fund:
Expense Example, No Redemption Gamco Global Telecommunications Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Gamco Global Telecommunications Fund	Class A Shares	730	1,057	1,406	2,386
Class B, Gamco Global Telecommunications Fund	Class B Shares	240	739	1,265	2,520
Class C, Gamco Global Telecommunications Fund	Class C Shares	240	739	1,265	2,706
Class I, Gamco Global Telecommunications Fund	Class I Shares	139	434	750	1,646

Portfolio Turnover
The Global Telecommunications Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Telecommunications Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Telecommunications Fund’s performance. During the most recent fiscal year, the Global Telecommunications Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Global Telecommunications Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which the Adviser’s portfolio management team for the Global Telecommunications Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Telecommunications Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Telecommunications Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management.

The telecommunications companies in which the Global Telecommunications Fund may invest are engaged in the following products or services: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave, and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone, and computer systems; broadcasting, including television and radio via VHF, UHF, satellite, and microwave transmission, and cable television. For additional information about selection of investments suitable for the Fund, see pages 24 and 25.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.

Investing in the Global Telecommunications Fund involves the following risks:

• Small and Mid-Capitalization Risk. Risk is greater for the securities of small- and mid-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

• Equity Risk. The principal risk of investing in the Global Telecommunications Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Global Telecommunications Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Global Telecommunications Fund invests has poor performance or falls out of favor with investors, the Global Telecommunications Fund could under-perform the stock market or its peers. The Global Telecommunications Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Global Telecommunications Fund holds is incorrect, or no event occurs which surfaces value, then the value of that the Global Telecommunications Fund’s shares may decline.

• Non-Diversification Risk. The Global Telecommunications Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Telecommunications Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Telecommunications Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Telecommunications Fund may buy.

• Industry Concentration Risk. The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result, stocks of these companies may be subject to greater price volatility.

• Industry Risk. Certain industries in which the Global Telecommunications Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Funds may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Telecommunications Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Portfolio Turnover Risk. The investment policies of the Global Telecommunications Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Global Telecommunications Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Global Telecommunications Fund’s expenses which could negatively affect the Global Telecommunications Fund’s performance.

Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Global Telecommunications Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Global Telecommunications Fund’s net asset value per share (“NAV”), the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Global Telecommunications Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Global Telecommunications Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Telecommunications Fund by showing changes in the Global Telecommunications Fund’s performance from year to year and by showing how the Global Telecommunications Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Global Telecommunications Fund’s past performance (before and after taxes) does not predict how the Global Telecommunications Fund will perform in the future. Updated information on the Global Telecommunications Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL TELECOMMUNICATIONS FUND (Total returns for the Years Ended December 31)

The bar chart above shows the total returns for Class A for the years ended 2001 through 2010. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 26.3% (quarter ended June 30, 2003) and the lowest return for a quarter was (21.9)% (quarter ended June 30, 2002).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Gamco Global Telecommunications Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class A, Gamco Global Telecommunications Fund	Global Telecommunications Fund Class A Shares (first issued on 3/12/00)	Return Before Taxes		4.77%	3.43%	1.81%	Mar 12, 2000
Return Before Taxes Class B, Gamco Global Telecommunications Fund	Class B Shares (first issued on 3/13/00)	Return Before Taxes		5.25%	3.51%	1.64%	Mar 13, 2000
Return Before Taxes Class C, Gamco Global Telecommunications Fund	Class C Shares (first issued on 6/2/00)	Return Before Taxes		9.30%	3.86%	1.64%	Jun 2, 2000
Return Before Taxes Class I, Gamco Global Telecommunications Fund	Class I Shares (first issued on 1/11/08)	Return Before Taxes		11.38%	4.80%	2.48%	Jan 11, 2008
Return After Taxes on Distributions Class A, Gamco Global Telecommunications Fund	Global Telecommunications Fund Class A Shares (first issued on 3/12/00)	Return After Taxes on Distributions		4.50%	3.33%	1.74%	Mar 12, 2000
Return After Taxes on Distributions and Sale of Fund Shares Class A, Gamco Global Telecommunications Fund	Global Telecommunications Fund Class A Shares (first issued on 3/12/00)	Return After Taxes on Distributions and Sale of Fund Shares		3.47%	3.05%	1.61%	Mar 12, 2000
MSCI AC World Free Index		MSCI AC World Free Index	(reflects no deduction for fees, expenses or taxes)	12.67%	3.44%	3.20%
MSCI AC World Telecommunications Services Index		MSCI AC World Telecommunications Services Index	(reflects no deduction for fees, expenses or taxes)	11.27%	7.26%	0.91%

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Global Telecommunications Fund, which are not offered in this Prospectus. All Classes of the Global Telecommunications Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use a capital loss from the sale of Global Telecommunications Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Telecommunications Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. Actual after-tax returns for other classes will vary due to the differences in expenses.

Gamco Global Growth Fund | Prospectus Two, Class A B C And I
The GAMCO GLOBAL GROWTH FUND (the “Global Growth Fund”)
Investment Objectives
The Global Growth Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Growth Fund.
Fees and Expenses of the Global Growth Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Growth Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 30 of the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Gamco Global Growth Fund	Class A, Gamco Global Growth Fund	Class B, Gamco Global Growth Fund	Class C, Gamco Global Growth Fund	Class I, Gamco Global Growth Fund
Shareholder Fees Column [Text]	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Gamco Global Growth Fund	Class A, Gamco Global Growth Fund	Class B, Gamco Global Growth Fund	Class C, Gamco Global Growth Fund	Class I, Gamco Global Growth Fund
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	1.00%	1.00%	none
Other Expenses	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.87%	2.62%	2.62%	1.62%

Expense Example

This example is intended to help you compare the cost of investing in the Global Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Gamco Global Growth Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Gamco Global Growth Fund	Class A Shares	754	1,129	1,528	2,639
Class B, Gamco Global Growth Fund	Class B Shares	765	1,114	1,590	2,772
Class C, Gamco Global Growth Fund	Class C Shares	365	814	1,390	2,954
Class I, Gamco Global Growth Fund	Class I Shares	165	511	881	1,922

You would pay the following expenses if you did not redeem your shares of the Global Growth Fund:
Expense Example, No Redemption Gamco Global Growth Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Gamco Global Growth Fund	Class A Shares	754	1,129	1,528	2,639
Class B, Gamco Global Growth Fund	Class B Shares	265	814	1,390	2,772
Class C, Gamco Global Growth Fund	Class C Shares	265	814	1,390	2,954
Class I, Gamco Global Growth Fund	Class I Shares	165	511	881	1,922

Portfolio Turnover
The Global Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Growth Fund’s performance. During the most recent fiscal year, the Global Growth Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Global Growth Fund will invest at least 65% of its total assets in common stocks of companies which the Adviser’s portfolio management team for the Global Growth Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Growth Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof.

To achieve the Global Growth Fund’s primary objective of capital appreciation, the Adviser’s portfolio management team for the Global Growth Fund employs a disciplined investment program focusing on the globalization and interactivity of the world’s market place. The Global Growth Fund invests in companies at the forefront of accelerated growth.

The Global Growth Fund invests primarily in common stocks of foreign and domestic mid-capitalization and large-capitalization issuers. In addition to growth rates, stock valuation levels are important in the stock selection process as the Global Growth Fund seeks stocks that are attractively priced relative to their projected growth rates. The Global Growth Fund seeks to build a portfolio diversified by geographic region, industry sectors and individual issues within industry sectors. The Global Growth Fund invests primarily in developed markets but may invest in emerging markets as well. The Global Growth Fund invests in companies with a wide range in market capitalizations, from small to large. For additional information about selection of investments suitable for the Fund, see pages 24 and 25.

Principal Risks

You May Want to Invest in the Global Growth Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

The Global Growth Fund’s share price will fluctuate with changes in the market value of the Global Growth Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Global Growth Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Global Growth Fund.

Investing in the Global Growth Fund involves the following risks:

• Mid-Capitalization Risk. Risk is greater for the securities of mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

• Equity Risk. The principal risk of investing in the Global Growth Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Global Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Global Growth Fund invests has poor performance or falls out of favor with investors, the Global Growth Fund could underperform the stock market or its peers. The Global Growth Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Global Growth Fund holds is incorrect, or no event occurs which surfaces value, then the value of the Global Growth Fund’s shares may decline.

• Non-Diversification Risk. The Global Growth Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Growth Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Growth Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Growth Fund may buy.

• Industry Risk. Certain industries in which the Global Growth Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Global Growth Fund may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Growth Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Portfolio Turnover Risk. The investment policies of the Global Growth Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Global Growth Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Global Growth Fund’s expenses which could negatively affect the Global Growth Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Global Growth Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Global Growth Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Global Growth Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Global Growth Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Growth Fund by showing changes in the Global Growth Fund’s performance from year to year and by showing how the Global Growth Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Global Growth Fund’s past performance (before and after taxes) does not predict how the Global Growth Fund will perform in the future. Updated information on the Global Growth Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL GROWTH FUND (Total Returns for the Years Ended December 31)

The bar chart above shows the total returns for Class A Shares for the years ended 2001 through 2010. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 25.4% (quarter ended June 30, 2003) and the lowest return for a quarter was (24.2)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Gamco Global Growth Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class A, Gamco Global Growth Fund	Global Growth Fund Class A Shares (first issued on 3/1/00)	Return Before Taxes		7.70%	2.62%	1.35%	Mar 1, 2000
Return Before Taxes Class B, Gamco Global Growth Fund	Class B Shares (first issued on 3/1/00)	Return Before Taxes		8.46%	2.71%	1.19%	Mar 1, 2000
Return Before Taxes Class C, Gamco Global Growth Fund	Class C Shares (first issued on 3/1/00)	Return Before Taxes		12.40%	3.06%	1.18%	Mar 1, 2000
Return Before Taxes Class I, Gamco Global Growth Fund	Class I Shares (first issued on 1/11/08)	Return Before Taxes		14.54%	4.02%	2.03%	Jan 11, 2008
Return After Taxes on Distributions Class A, Gamco Global Growth Fund	Global Growth Fund Class A Shares (first issued on 3/1/00)	Return After Taxes on Distributions		7.70%	2.57%	1.33%	Mar 1, 2000
Return After Taxes on Distributions and Sale of Fund Shares Class A, Gamco Global Growth Fund	Global Growth Fund Class A Shares (first issued on 3/1/00)	Return After Taxes on Distributions and Sale of Fund Shares		5.00%	2.23%	1.16%	Mar 1, 2000
MSCI AC World Free Index		MSCI AC World Free Index	(reflects no deduction for fees, expenses or taxes)	12.67%	3.44%	3.20%
Lipper Global Large Cap Growth Fund Average		Lipper Global Large Cap Growth Fund Average	(reflects no deduction for fees, expenses or taxes)	13.35%	3.19%	0.78%

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Global Growth Fund, which are not offered in this Prospectus. All Classes of the Global Growth Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use a capital loss from the sale of Global Growth Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A Shares. Actual after-tax returns for other classes will vary due to the differences in expenses.

Gamco Global Opportunity Fund | Prospectus Two, Class A B C And I
The GAMCO GLOBAL OPPORTUNITY FUND (the “Global Opportunity Fund”)
Investment Objectives
The Global Opportunity Fund primarily seeks to provide investors with appreciation of capital.
Current income is a secondary objective of the Global Opportunity Fund.
Fees and Expenses of the Global Opportunity Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Opportunity Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares’ section on page 30 of the Funds’ Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Gamco Global Opportunity Fund	Class A, Gamco Global Opportunity Fund	Class B, Gamco Global Opportunity Fund	Class C, Gamco Global Opportunity Fund	Class I, Gamco Global Opportunity Fund
Shareholder Fees Column [Text]	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Gamco Global Opportunity Fund		Class A, Gamco Global Opportunity Fund	Class B, Gamco Global Opportunity Fund	Class C, Gamco Global Opportunity Fund	Class I, Gamco Global Opportunity Fund
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		1.41%	1.41%	1.41%	1.41%
Total Annual Fund Operating Expenses	[1]	2.66%	3.41%	3.41%	2.41%
Fee Waiver and/or Expense Reimbursement	[1]	(0.65%)	(0.65%)	(0.65%)	(0.65%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	2.01%	2.76%	2.76%	1.76%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00%, 2.75%, 2.75%, and 1.75% for Class A, Class B, Class C, and Class I Shares, respectively. This arrangement is in effect through May 1, 2012 and may not be terminated by the Adviser before such time.

Expense Example

This example is intended to help you compare the cost of investing in the Global Opportunity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Opportunity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Gamco Global Opportunity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Gamco Global Opportunity Fund	Class A Shares	767	1,296	1,849	3,351
Class B, Gamco Global Opportunity Fund	Class B Shares	779	1,287	1,919	3,481
Class C, Gamco Global Opportunity Fund	Class C Shares	379	987	1,719	3,651
Class I, Gamco Global Opportunity Fund	Class I Shares	179	689	1,227	2,697

You would pay the following expenses if you did not redeem your shares of the Global Opportunity Fund:
Expense Example, No Redemption Gamco Global Opportunity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Gamco Global Opportunity Fund	Class A Shares	767	1,296	1,849	3,351
Class B, Gamco Global Opportunity Fund	Class B Shares	279	987	1,719	3,481
Class C, Gamco Global Opportunity Fund	Class C Shares	279	987	1,719	3,651
Class I, Gamco Global Opportunity Fund	Class I Shares	179	689	1,227	2,697

Portfolio Turnover
The Global Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Opportunity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Opportunity Fund’s performance. During the most recent fiscal year, the Global Opportunity Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Global Opportunity Fund will invest at least 65% of its total assets in common stock of companies which the Adviser’s portfolio management team for the Global Opportunity Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.

The Global Opportunity Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Opportunity Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Opportunity Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. For additional information about selection of investments suitable for the Fund, see pages 24 and 25.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

The Global Opportunity Fund’s share price will fluctuate with changes in the market value of the Global Opportunity Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Global Opportunity Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Global Opportunity Fund.

Investing in the Global Opportunity Fund involves the following risks:

• Small Capitalization Risk. Risk is greater for the securities of small-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

• Equity Risk. The principal risk of investing in the Global Opportunity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Global Opportunity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Global Opportunity Fund invests has poor performance or falls out of favor with investors, the Global Opportunity Fund could underperform the stock market or its peers. The Global Opportunity Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Global Opportunity Fund holds is incorrect, or no event occurs which surfaces value, then the value of the Global Opportunity Fund’s shares may decline.

• Non-Diversification Risk. The Global Opportunity Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Opportunity Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Opportunity Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Opportunity Fund may buy.

• Industry Risk. Certain industries in which the Global Opportunity Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Global Opportunity Fund may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Opportunity Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Portfolio Turnover Risk. The investment policies of the Global Opportunity Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Global Opportunity Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Global Opportunity Fund’s expenses which could negatively affect the Global Opportunity Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Global Opportunity Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Global Opportunity Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Global Opportunity Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Global Opportunity Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Global Opportunity Fund by showing changes in the Global Opportunity Fund’s performance from year to year and by showing how the Global Opportunity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Global Opportunity Fund will perform in the future. Updated information on the Global Opportunity Fund’s results can be obtained by visiting www.gabelli.com.
GLOBAL OPPORTUNITY FUND (Total Returns for the Years Ended December 31)

The bar chart above shows the total returns for Class A for the years ended 2001 through 2010. Sales loads are not reflected in the above chart. If sales loads were reflected, the Global Opportunity Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 22.8% (quarter ended June 30, 2003) and the lowest return for a quarter was (22.4)% (quarter ended September 30, 2001).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Gamco Global Opportunity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class A, Gamco Global Opportunity Fund	Global Opportunity Fund Class A Shares (first issued on 3/1/00)	Return Before Taxes		11.58%	3.40%	3.00%	Mar 1, 2000
Return Before Taxes Class B, Gamco Global Opportunity Fund	Class B Shares (first issued on 3/1/00)	Return Before Taxes		12.49%	3.50%	2.83%	Mar 1, 2000
Return Before Taxes Class C, Gamco Global Opportunity Fund	Class C Shares (first issued on 11/23/01)	Return Before Taxes		16.52%	3.81%	3.22%	Nov 23, 2001
Return Before Taxes Class I, Gamco Global Opportunity Fund	Class I Shares (first issued on 1/11/08)	Return Before Taxes		18.70%	4.80%	3.67%	Jan 11, 2008
Return After Taxes on Distributions Class A, Gamco Global Opportunity Fund	Global Opportunity Fund Class A Shares (first issued on 3/1/00)	Return After Taxes on Distributions		11.55%	3.39%	2.95%	Mar 1, 2000
Return After Taxes on Distributions and Sale of Fund Shares Class A, Gamco Global Opportunity Fund	Global Opportunity Fund Class A Shares (first issued on 3/1/00)	Return After Taxes on Distributions and Sale of Fund Shares		7.51%	2.96%	2.59%	Mar 1, 2000
MSCI AC World Free Index		MSCI AC World Free Index	(reflects no deduction for fees, expenses or taxes)	12.67%	3.44%	3.20%
Lipper Global Multi-Cap Growth Fund Average		Lipper Global Multi-Cap Growth Fund Average	(reflects no deduction for fees, expenses or taxes)	13.70%	3.86%	4.76%

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Global Opportunity Fund, which are not offered in this Prospectus. All Classes of Global Opportunity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Opportunity Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.

Gamco Vertumnus Fund | Prospectus Two, Class A B C And I
The GAMCO VERTUMNUS FUND (the “Vertumnus Fund”)
Investment Objective
The Vertumnus Fund (formerly, The GAMCO Global Convertible Securities Fund) seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.
Fees and Expenses of the Vertumnus Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Vertumnus Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 30 of the Fund’s Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Gamco Vertumnus Fund	Class A, Gamco Vertumnus Fund	Class B, Gamco Vertumnus Fund	Class C, Gamco Vertumnus Fund	Class I, Gamco Vertumnus Fund
Shareholder Fees Column [Text]	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Gamco Vertumnus Fund		Class A, Gamco Vertumnus Fund	Class B, Gamco Vertumnus Fund	Class C, Gamco Vertumnus Fund	Class I, Gamco Vertumnus Fund
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		1.62%	1.62%	1.62%	1.62%
Total Annual Fund Operating Expenses	[1]	2.87%	3.62%	3.62%	2.62%
Fee Waiver and/or Expense Reimbursement	[1]	(0.85%)	(0.85%)	(0.85%)	(0.85%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	2.02%	2.77%	2.77%	1.77%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00%, 2.75%, 2.75%, and 1.75% for Class A, Class B, Class C, and Class I Shares, respectively. This arrangement is in effect through May 1, 2012 and may not be terminated by the Adviser before such time.

Expense Example

This example is intended to help you compare the cost of investing in the Vertumnus Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Vertumnus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Vertumnus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Gamco Vertumnus Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Gamco Vertumnus Fund	Class A Shares	768	1,337	1,931	3,529
Class B, Gamco Vertumnus Fund	Class B Shares	780	1,330	2,002	3,659
Class C, Gamco Vertumnus Fund	Class C Shares	380	1,030	1,802	3,825
Class I, Gamco Vertumnus Fund	Class I Shares	180	734	1,314	2,891

You would pay the following expenses if you did not redeem your shares of the Vertumnus Fund:
Expense Example, No Redemption Gamco Vertumnus Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Gamco Vertumnus Fund	Class A Shares	768	1,337	1,931	3,529
Class B, Gamco Vertumnus Fund	Class B Shares	280	1,030	1,802	3,659
Class C, Gamco Vertumnus Fund	Class C Shares	280	1,030	1,802	3,825
Class I, Gamco Vertumnus Fund	Class I Shares	180	734	1,314	2,891

Portfolio Turnover
The Vertumnus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Vertumnus Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Vertumnus Fund’s performance. During the most recent fiscal year, the Vertumnus Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Vertumnus Fund will invest at least 80% of its net assets in convertible securities. Convertible securities are bonds, debentures, corporate notes, preferred stocks, and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies. As a “global” fund, the Vertumnus Fund invests in securities of issuers, or related investments thereof, located in at least three countries. The Adviser believes that certain characteristics of convertible securities make them appropriate investments for a fund seeking a high level of total return on its assets. These characteristics include: the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from preferred dividend or interest payments as compared to common stock dividends, and the decreased risk of decline in value relative to common stock due to the fixed income nature of convertible securities. The Vertumnus Fund may invest without limit in securities that are not considered investment grade and that accordingly have greater risk of loss of principal and interest. For additional information about selection of investments suitable for the Fund, see pages 24 and 25.
Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

• you are seeking monthly distributions

The Vertumnus Fund’s share price will fluctuate with changes in the market value of the Vertumnus Fund’s portfolio securities. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the Vertumnus Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. When you sell Vertumnus Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Vertumnus Fund.

Investing in the Vertumnus Fund involves the following risks:

• Lower Rated Securities. The Fund may invest up to 25% of its assets in fixed income securities that are below investment grade, including up to 5% of its assets in securities of issuers that are in default. These securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as “junk bonds.”

• Equity Risk. The principal risk of investing in the Vertumnus Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Vertumnus Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Vertumnus Fund invests has poor performance or falls out of favor with investors, the Vertumnus Fund could under-perform the stock market or its peers. The Vertumnus Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Vertumnus Fund holds is incorrect, or no event occurs which surfaces value, then the value of the Vertumnus Fund’s shares may decline.

• Non-Diversification Risk. The Vertumnus Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Vertumnus Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Vertumnus Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Vertumnus Fund may buy.

• Industry Risk. Certain industries in which the Vertumnus Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Vertumnus Fund may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Vertumnus Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Low Credit Quality Risk. Because many convertible securities are rated below investment grade, the Vertumnus Fund may invest without limit in securities rated lower than “BBB” by Standard & Poor’s Rating Services (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, are of comparable quality as determined by the Adviser. These securities and securities rated “BB” or lower by S&P or “Ba” or lower by Moody’s may include securities of issuers in default. Such securities are considered by the rating agencies to be predominantly speculative and may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity resulting in the possibility that prices realized upon the sale of such securities will be less than the prices used in calculating the Vertumnus Fund’s NAV.

• Convertible Securities and Credit Risk. The characteristics of convertible securities make them appropriate investments for investors who seek a high level of total return with the addition of credit risk. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends, and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on a convertible security may be less than that of a common stock equivalent if the yield on the convertible security is at a level which causes it to sell at a discount. Any common stock or other equity security received by conversion will not be included in the calculation of the percentage of total assets invested in convertible securities.

• Portfolio Turnover Risk. The investment policies of the Vertumnus Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Vertumnus Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Vertumnus Fund’s expenses which could negatively affect the Vertumnus Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Vertumnus Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Vertumnus Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Vertumnus Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Vertumnus Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Vertumnus Fund by showing changes in the Vertumnus Fund’s performance from year to year and by showing how the Vertumnus Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Vertumnus Fund’s past performance (before and after taxes) does not predict how the Vertumnus Fund will perform in the future. Updated information on the Vertumnus Fund’s results can be obtained by visiting www.gabelli.com.
VERTUMNUS FUND (Total Returns for the Years Ended December 31)

The bar chart above shows total returns for Class AAA Shares for the year ended 2001 and Class A Shares for the years ended 2002 through 2010. Sales loads are not reflected in the above chart. If sales loads were reflected, the Vertumnus Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 18.4% (quarter ended September 30, 2009) and the lowest return for a quarter was (26.3)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Gamco Vertumnus Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class A, Gamco Vertumnus Fund	Vertumnus Fund Class A Shares (first issued on 5/2/01)	Return Before Taxes		9.57%	(0.07%)	1.90%	May 2, 2001
Return Before Taxes Class B, Gamco Vertumnus Fund	Class B Shares (first issued on 3/28/01)	Return Before Taxes		10.15%	(0.04%)	1.74%	Mar 28, 2001
Return Before Taxes Class C, Gamco Vertumnus Fund	Class C Shares (first issued on 11/26/01)	Return Before Taxes		14.14%	0.30%	1.78%	Nov 26, 2001
Return Before Taxes Class I, Gamco Vertumnus Fund	Class I Shares (first issued on 1/11/08)	Return Before Taxes		16.19%	1.25%	2.55%	Jan 11, 2008
Return After Taxes on Distributions Class A, Gamco Vertumnus Fund	Vertumnus Fund Class A Shares (first issued on 5/2/01)	Return After Taxes on Distributions		8.75%	(1.77%)	0.58%	May 2, 2001
Return After Taxes on Distributions and Sale of Fund Shares Class A, Gamco Vertumnus Fund	Vertumnus Fund Class A Shares (first issued on 5/2/01)	Return After Taxes on Distributions and Sale of Fund Shares		6.29%	(0.51%)	1.20%	May 2, 2001
Merrill Lynch Global 300 Convertible Index Prospectus Two, Class A B C And I		Merrill Lynch Global 300 Convertible Index	(reflects no deduction for fees, expenses, or taxes)	11.73%	7.17%	5.56%
MSCI World Free Index Prospectus Two, Class A B C And I		MSCI World Free Index	(reflects no deduction for fees, expenses, or taxes)	13.21%	3.98%	3.69%

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Vertumnus Fund, which are not offered in this Prospectus. All Classes of the Vertumnus Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Vertumnus Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	GAMCO GLOBAL SERIES FUNDS, INC
Central Index Key	dei_EntityCentralIndexKey	0000909504
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
Gamco Global Telecommunications Fund | Class AAA
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	165
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	881
10 Years	rr_ExpenseExampleYear10	1,922
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(20.70%)
2002	rr_AnnualReturn2002	(29.60%)
2003	rr_AnnualReturn2003	42.70%
2004	rr_AnnualReturn2004	23.40%
2005	rr_AnnualReturn2005	2.80%
2006	rr_AnnualReturn2006	28.90%
2007	rr_AnnualReturn2007	18.30%
2008	rr_AnnualReturn2008	(40.60%)
2009	rr_AnnualReturn2009	24.60%
2010	rr_AnnualReturn2010	11.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.90%)
Gamco Global Telecommunications Fund | Class A, Gamco Global Telecommunications Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	730
3 Years	rr_ExpenseExampleYear03	1,057
5 Years	rr_ExpenseExampleYear05	1,406
10 Years	rr_ExpenseExampleYear10	2,886
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	730
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,057
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,406
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,386
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(20.70%)
2002	rr_AnnualReturn2002	(29.60%)
2003	rr_AnnualReturn2003	42.70%
2004	rr_AnnualReturn2004	23.40%
2005	rr_AnnualReturn2005	2.80%
2006	rr_AnnualReturn2006	28.90%
2007	rr_AnnualReturn2007	18.30%
2008	rr_AnnualReturn2008	(40.60%)
2009	rr_AnnualReturn2009	24.50%
2010	rr_AnnualReturn2010	11.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.90%)
Gamco Global Telecommunications Fund | Class B, Gamco Global Telecommunications Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	740
3 Years	rr_ExpenseExampleYear03	1,039
5 Years	rr_ExpenseExampleYear05	1,465
10 Years	rr_ExpenseExampleYear10	2,520
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	240
3 Years	rr_ExpenseExampleNoRedemptionYear03	739
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,520
Gamco Global Telecommunications Fund | Class C, Gamco Global Telecommunications Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	340
3 Years	rr_ExpenseExampleYear03	739
5 Years	rr_ExpenseExampleYear05	1,265
10 Years	rr_ExpenseExampleYear10	2,706
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	240
3 Years	rr_ExpenseExampleNoRedemptionYear03	739
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,265
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,706
Gamco Global Telecommunications Fund | Class I, Gamco Global Telecommunications Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	750
10 Years	rr_ExpenseExampleYear10	1,646
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	139
3 Years	rr_ExpenseExampleNoRedemptionYear03	434
5 Years	rr_ExpenseExampleNoRedemptionYear05	750
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
Gamco Global Telecommunications Fund | Prospectus One, Class AAA
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF THE FUNDS The GAMCO GLOBAL TELECOMMUNICATIONS FUND (the “Global Telecommunications Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Telecommunications Fund primarily seeks to provide investors with appreciation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Global Telecommunications Fund.
Fees and Expenses	ggsf909504_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global Telecommunications Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Global Telecommunications Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Global Telecommunications Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global Telecommunications Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Telecommunications Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ggsf909504_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Global Telecommunications Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Telecommunications Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Telecommunications Fund’s performance. During the most recent fiscal year, the Global Telecommunications Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Global Telecommunications Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which the Adviser’s portfolio management team for the Global Telecommunications Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Telecommunications Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Telecommunications Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management.

The telecommunications companies in which the Global Telecommunications Fund may invest are engaged in the following products or services: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave, and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone, and computer systems; broadcasting, including television and radio via VHF, UHF, satellite, and microwave transmission, and cable television. For additional information about selection of investments suitable for the Fund, see pages 21 and 22.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Global Telecommunications Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which the Adviser’s portfolio management team for the Global Telecommunications Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

The Global Telecommunications Fund’s share price will fluctuate with changes in the market value of the Global Telecommunications Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Global Telecommunications Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Global Telecommunications Fund.

Investing in the Global Telecommunications Fund involves the following risks:

• Small and Mid-Capitalization Risk. Risk is greater for the securities of small- and mid-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

• Equity Risk. The principal risk of investing in the Global Telecommunications Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Global Telecommunications Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Global Telecommunications Fund invests has poor performance or falls out of favor with investors, the Global Telecommunications Fund could under-perform the stock market or its peers. The Global Telecommunications Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Global Telecommunications Fund holds is incorrect, or no event occurs which surfaces value, then the value of that the Global Telecommunications Fund’s shares may decline.

• Non-Diversification Risk. The Global Telecommunications Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Telecommunications Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Telecommunications Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Telecommunications Fund may buy.

• Industry Concentration Risk. The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result, stocks of these companies may be subject to greater price volatility.

• Industry Risk. Certain industries in which the Global Telecommunications Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Funds may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Telecommunications Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Portfolio Turnover Risk. The investment policies of the Global Telecommunications Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Global Telecommunications Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Global Telecommunications Fund’s expenses which could negatively affect the Global Telecommunications Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Global Telecommunications Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Global Telecommunications Fund’s net asset value per share (“NAV”), the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Global Telecommunications Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Global Telecommunications Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Consequently, you can lose money by investing in the Global Telecommunications Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

• Non-Diversification Risk. The Global Telecommunications Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Telecommunications Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Telecommunications Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Telecommunications Fund may buy.

Performance Information	ggsf909504_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Global Telecommunications Fund by showing changes in the Global Telecommunications Fund’s performance from year to year and by showing how the Global Telecommunications Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Global Telecommunications Fund’s past performance (before and after taxes) does not predict how the Global Telecommunications Fund will perform in the future. Updated information on the Global Telecommunications Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Global Telecommunications Fund by showing changes in the Global Telecommunications Fund’s performance from year to year and by showing how the Global Telecommunications Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Global Telecommunications Fund’s past performance (before and after taxes) does not predict how the Global Telecommunications Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Global Telecommunications Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL TELECOMMUNICATIONS FUND (Total returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 26.2% (quarter ended June 30, 2003) and the lowest return for a quarter was (21.9)% (quarter ended June 30, 2002).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Gamco Global Telecommunications Fund | Prospectus Two, Class A B C And I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The GAMCO GLOBAL TELECOMMUNICATIONS FUND (the "Global Telecommunications Fund")
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Telecommunications Fund primarily seeks to provide investors with appreciation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Global Telecommunications Fund.
Fees and Expenses	ggsf909504_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global Telecommunications Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Telecommunications Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 30 of the Fund’s Prospectus.
Expense Breakpoint Discount	ggsf909504_ExpenseBreakpointDiscountAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 30 of the Fund’s Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Global Telecommunications Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global Telecommunications Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Telecommunications Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Global Telecommunications Fund:
Portfolio Turnover	ggsf909504_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Global Telecommunications Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Telecommunications Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Telecommunications Fund’s performance. During the most recent fiscal year, the Global Telecommunications Fund’s portfolio turnover rate was 6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Global Telecommunications Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which the Adviser’s portfolio management team for the Global Telecommunications Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Telecommunications Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Telecommunications Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. In selecting investments, the Adviser also considers the market price of the issuer’s securities, its balance sheet characteristics and the perceived strength of its management.

The telecommunications companies in which the Global Telecommunications Fund may invest are engaged in the following products or services: regular telephone service throughout the world; wireless communications services and equipment, including cellular telephone, microwave, and satellite communications, paging, and other emerging wireless technologies; equipment and services for both data and voice transmission, including computer hardware and software; electronic components and communications equipment; video conferencing; electronic mail; local and wide area networking, and linkage of data and word processing systems; publishing and information systems; video text and teletext; emerging technologies combining television, telephone, and computer systems; broadcasting, including television and radio via VHF, UHF, satellite, and microwave transmission, and cable television. For additional information about selection of investments suitable for the Fund, see pages 24 and 25.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Global Telecommunications Fund will invest at least 80% of its net assets in common stocks of companies in the telecommunications industry which the Adviser’s portfolio management team for the Global Telecommunications Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.

Investing in the Global Telecommunications Fund involves the following risks:

• Small and Mid-Capitalization Risk. Risk is greater for the securities of small- and mid-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small- and mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

• Equity Risk. The principal risk of investing in the Global Telecommunications Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Global Telecommunications Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Global Telecommunications Fund invests has poor performance or falls out of favor with investors, the Global Telecommunications Fund could under-perform the stock market or its peers. The Global Telecommunications Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Global Telecommunications Fund holds is incorrect, or no event occurs which surfaces value, then the value of that the Global Telecommunications Fund’s shares may decline.

• Non-Diversification Risk. The Global Telecommunications Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Telecommunications Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Telecommunications Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Telecommunications Fund may buy.

• Industry Concentration Risk. The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Certain companies in the U.S., for example, are subject to both state and federal regulations affecting permitted rates of return and the kinds of services that may be offered. Such companies are becoming subject to increasing levels of competition. As a result, stocks of these companies may be subject to greater price volatility.

• Industry Risk. Certain industries in which the Global Telecommunications Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Funds may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Telecommunications Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Portfolio Turnover Risk. The investment policies of the Global Telecommunications Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Global Telecommunications Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Global Telecommunications Fund’s expenses which could negatively affect the Global Telecommunications Fund’s performance.

Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Global Telecommunications Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Global Telecommunications Fund’s net asset value per share (“NAV”), the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Global Telecommunications Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Global Telecommunications Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Consequently, you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Global Telecommunications Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Telecommunications Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Telecommunications Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Telecommunications Fund may buy.
Performance Information	ggsf909504_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Global Telecommunications Fund by showing changes in the Global Telecommunications Fund’s performance from year to year and by showing how the Global Telecommunications Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Global Telecommunications Fund’s past performance (before and after taxes) does not predict how the Global Telecommunications Fund will perform in the future. Updated information on the Global Telecommunications Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Global Telecommunications Fund by showing changes in the Global Telecommunications Fund’s performance from year to year and by showing how the Global Telecommunications Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Global Telecommunications Fund’s past performance (before and after taxes) does not predict how the Global Telecommunications Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Global Telecommunications Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL TELECOMMUNICATIONS FUND (Total returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The bar chart above shows the total returns for Class A for the years ended 2001 through 2010. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 26.3% (quarter ended June 30, 2003) and the lowest return for a quarter was (21.9)% (quarter ended June 30, 2002).
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Global Telecommunications Fund, which are not offered in this Prospectus. All Classes of the Global Telecommunications Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use a capital loss from the sale of Global Telecommunications Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Telecommunications Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares. Actual after-tax returns for other classes will vary due to the differences in expenses.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Global Telecommunications Fund, which are not offered in this Prospectus. All Classes of the Global Telecommunications Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Global Telecommunications Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. Actual after-tax returns for other classes will vary due to the differences in expenses.
Gamco Global Telecommunications Fund | Return Before Taxes | Class AAA
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Telecommunications Fund Class AAA Shares (first issued 11/1/93)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	11.16%
Past Five Years	rr_AverageAnnualReturnYear05	4.64%
Past Ten Years	rr_AverageAnnualReturnYear10	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1993
Gamco Global Telecommunications Fund | Return Before Taxes | Class A, Gamco Global Telecommunications Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Telecommunications Fund Class A Shares (first issued on 3/12/00)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	4.77%
Past Five Years	rr_AverageAnnualReturnYear05	3.43%
Past Ten Years	rr_AverageAnnualReturnYear10	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 2000
Gamco Global Telecommunications Fund | Return Before Taxes | Class B, Gamco Global Telecommunications Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares (first issued on 3/13/00)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	5.25%
Past Five Years	rr_AverageAnnualReturnYear05	3.51%
Past Ten Years	rr_AverageAnnualReturnYear10	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 13, 2000
Gamco Global Telecommunications Fund | Return Before Taxes | Class C, Gamco Global Telecommunications Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares (first issued on 6/2/00)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	9.30%
Past Five Years	rr_AverageAnnualReturnYear05	3.86%
Past Ten Years	rr_AverageAnnualReturnYear10	1.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2000
Gamco Global Telecommunications Fund | Return Before Taxes | Class I, Gamco Global Telecommunications Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (first issued on 1/11/08)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	11.38%
Past Five Years	rr_AverageAnnualReturnYear05	4.80%
Past Ten Years	rr_AverageAnnualReturnYear10	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Gamco Global Telecommunications Fund | Return After Taxes on Distributions | Class AAA
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Telecommunications Fund Class AAA Shares (first issued 11/1/93)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	10.87%
Past Five Years	rr_AverageAnnualReturnYear05	4.54%
Past Ten Years	rr_AverageAnnualReturnYear10	2.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1993
Gamco Global Telecommunications Fund | Return After Taxes on Distributions | Class A, Gamco Global Telecommunications Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Telecommunications Fund Class A Shares (first issued on 3/12/00)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	4.50%
Past Five Years	rr_AverageAnnualReturnYear05	3.33%
Past Ten Years	rr_AverageAnnualReturnYear10	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 2000
Gamco Global Telecommunications Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Telecommunications Fund Class AAA Shares (first issued 11/1/93)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	7.64%
Past Five Years	rr_AverageAnnualReturnYear05	4.11%
Past Ten Years	rr_AverageAnnualReturnYear10	2.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1993
Gamco Global Telecommunications Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Gamco Global Telecommunications Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Telecommunications Fund Class A Shares (first issued on 3/12/00)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	3.47%
Past Five Years	rr_AverageAnnualReturnYear05	3.05%
Past Ten Years	rr_AverageAnnualReturnYear10	1.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 12, 2000
Gamco Global Telecommunications Fund | MSCI AC World Free Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC World Free Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	12.67%
Past Five Years	rr_AverageAnnualReturnYear05	3.44%
Past Ten Years	rr_AverageAnnualReturnYear10	3.20%
Gamco Global Telecommunications Fund | MSCI AC World Telecommunications Services Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC World Telecommunications Services Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	11.27%
Past Five Years	rr_AverageAnnualReturnYear05	7.26%
Past Ten Years	rr_AverageAnnualReturnYear10	0.91%
Gamco Global Growth Fund | Class AAA, Gamco Global Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	190
3 Years	rr_ExpenseExampleYear03	588
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,190
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(24.10%)
2002	rr_AnnualReturn2002	(24.80%)
2003	rr_AnnualReturn2003	41.40%
2004	rr_AnnualReturn2004	9.40%
2005	rr_AnnualReturn2005	13.70%
2006	rr_AnnualReturn2006	12.50%
2007	rr_AnnualReturn2007	17.70%
2008	rr_AnnualReturn2008	(44.20%)
2009	rr_AnnualReturn2009	42.90%
2010	rr_AnnualReturn2010	14.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.10%)
Gamco Global Growth Fund | Class A, Gamco Global Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	754
3 Years	rr_ExpenseExampleYear03	1,129
5 Years	rr_ExpenseExampleYear05	1,528
10 Years	rr_ExpenseExampleYear10	2,639
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	754
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,129
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,528
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,639
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(24.10%)
2002	rr_AnnualReturn2002	(24.80%)
2003	rr_AnnualReturn2003	41.40%
2004	rr_AnnualReturn2004	9.40%
2005	rr_AnnualReturn2005	13.70%
2006	rr_AnnualReturn2006	12.50%
2007	rr_AnnualReturn2007	17.70%
2008	rr_AnnualReturn2008	(44.20%)
2009	rr_AnnualReturn2009	42.90%
2010	rr_AnnualReturn2010	14.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.20%)
Gamco Global Growth Fund | Class B, Gamco Global Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	765
3 Years	rr_ExpenseExampleYear03	1,114
5 Years	rr_ExpenseExampleYear05	1,590
10 Years	rr_ExpenseExampleYear10	2,772
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	265
3 Years	rr_ExpenseExampleNoRedemptionYear03	814
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,390
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,772
Gamco Global Growth Fund | Class C, Gamco Global Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	365
3 Years	rr_ExpenseExampleYear03	814
5 Years	rr_ExpenseExampleYear05	1,390
10 Years	rr_ExpenseExampleYear10	2,954
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	265
3 Years	rr_ExpenseExampleNoRedemptionYear03	814
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,390
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,954
Gamco Global Growth Fund | Class I, Gamco Global Growth Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	165
3 Years	rr_ExpenseExampleYear03	511
5 Years	rr_ExpenseExampleYear05	881
10 Years	rr_ExpenseExampleYear10	1,922
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	165
3 Years	rr_ExpenseExampleNoRedemptionYear03	511
5 Years	rr_ExpenseExampleNoRedemptionYear05	881
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
Gamco Global Growth Fund | Prospectus One, Class AAA
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The GAMCO GLOBAL GROWTH FUND (the "Global Growth Fund")
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Growth Fund primarily seeks to provide investors with appreciation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Global Growth Fund.
Fees and Expenses	ggsf909504_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global Growth Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Global Growth Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Global Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ggsf909504_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Global Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Growth Fund’s performance. During the most recent fiscal year, the Global Growth Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Global Growth Fund will invest at least 65% of its total assets in common stocks of companies which the Adviser’s portfolio management team for the Global Growth Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Growth Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. To achieve the Global Growth Fund’s primary objective of capital appreciation, the Adviser’s portfolio management team for the Global Growth Fund employs a disciplined investment program focusing on the globalization and interactivity of the world’s market place. The Global Growth Fund invests in companies at the forefront of accelerated growth.

The Global Growth Fund invests primarily in common stocks of foreign and domestic mid-capitalization and large-capitalization issuers. In addition to growth rates, stock valuation levels are important in the stock selection process as the Global Growth Fund seeks stocks that are attractively priced relative to their projected growth rates. The Global Growth Fund seeks to build a portfolio diversified by geographic region, industry sectors and individual issues within industry sectors. The Global Growth Fund invests primarily in developed markets but may invest in emerging markets as well. The Global Growth Fund invests in companies with a wide range in market capitalizations, from small to large. For additional information about selection of investments suitable for the Fund, see pages 21 and 22.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Global Growth Fund will invest at least 65% of its total assets in common stocks of companies which the Adviser’s portfolio management team for the Global Growth Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Global Growth Fund if:

• you are a long-term investor

• you seek both growth of capital

• you seek to diversify your investments outside the U.S.

The Global Growth Fund’s share price will fluctuate with changes in the market value of the Global Growth Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Global Growth Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Global Growth Fund.

Investing in the Global Growth Fund involves the following risks:

• Mid-Capitalization Risk. Risk is greater for the securities of mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

• Equity Risk. The principal risk of investing in the Global Growth Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Global Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Global Growth Fund invests has poor performance or falls out of favor with investors, the Global Growth Fund could underperform the stock market or its peers. The Global Growth Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Global Growth Fund holds is incorrect, or no event occurs which surfaces value, then the value of the Global Growth Fund’s shares may decline.

• Non-Diversification Risk. The Global Growth Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Growth Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Growth Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Growth Fund may buy.

• Industry Risk. Certain industries in which the Global Growth Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Global Growth Fund may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Growth Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Portfolio Turnover Risk. The investment policies of the Global Growth Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Global Growth Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Global Growth Fund’s expenses which could negatively affect the Global Growth Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Global Growth Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Global Growth Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Global Growth Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Global Growth Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Consequently, you can lose money by investing in the Global Growth Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

• Non-Diversification Risk. The Global Growth Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Growth Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Growth Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Growth Fund may buy.

Performance Information	ggsf909504_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Global Growth Fund by showing changes in the Global Growth Fund’s performance from year to year and by showing how the Global Growth Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Global Growth Fund’s past performance (before and after taxes) does not predict how the Global Growth Fund will perform in the future. Updated information on the Global Growth Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Global Growth Fund by showing changes in the Global Growth Fund’s performance from year to year and by showing how the Global Growth Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Global Growth Fund’s past performance (before and after taxes) does not predict how the Global Growth Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Global Growth Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL GROWTH FUND (Total returns for Class AAA Shares for the Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 25.6% (quarter ended June 30, 2003) and the lowest return for a quarter was (24.1)% (quarter ended December 31, 2008).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Gamco Global Growth Fund | Prospectus Two, Class A B C And I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The GAMCO GLOBAL GROWTH FUND (the “Global Growth Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Growth Fund primarily seeks to provide investors with appreciation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Global Growth Fund.
Fees and Expenses	ggsf909504_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global Growth Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Growth Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 30 of the Fund’s Prospectus.
Expense Breakpoint Discount	ggsf909504_ExpenseBreakpointDiscountAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 30 of the Fund’s Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Global Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Global Growth Fund:
Portfolio Turnover	ggsf909504_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Global Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Growth Fund’s performance. During the most recent fiscal year, the Global Growth Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Global Growth Fund will invest at least 65% of its total assets in common stocks of companies which the Adviser’s portfolio management team for the Global Growth Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Growth Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof.

To achieve the Global Growth Fund’s primary objective of capital appreciation, the Adviser’s portfolio management team for the Global Growth Fund employs a disciplined investment program focusing on the globalization and interactivity of the world’s market place. The Global Growth Fund invests in companies at the forefront of accelerated growth.

The Global Growth Fund invests primarily in common stocks of foreign and domestic mid-capitalization and large-capitalization issuers. In addition to growth rates, stock valuation levels are important in the stock selection process as the Global Growth Fund seeks stocks that are attractively priced relative to their projected growth rates. The Global Growth Fund seeks to build a portfolio diversified by geographic region, industry sectors and individual issues within industry sectors. The Global Growth Fund invests primarily in developed markets but may invest in emerging markets as well. The Global Growth Fund invests in companies with a wide range in market capitalizations, from small to large. For additional information about selection of investments suitable for the Fund, see pages 24 and 25.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Global Growth Fund will invest at least 65% of its total assets in common stocks of companies which the Adviser’s portfolio management team for the Global Growth Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Global Growth Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

The Global Growth Fund’s share price will fluctuate with changes in the market value of the Global Growth Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Global Growth Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Global Growth Fund.

Investing in the Global Growth Fund involves the following risks:

• Mid-Capitalization Risk. Risk is greater for the securities of mid-capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of mid-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

• Equity Risk. The principal risk of investing in the Global Growth Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Global Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Global Growth Fund invests has poor performance or falls out of favor with investors, the Global Growth Fund could underperform the stock market or its peers. The Global Growth Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Global Growth Fund holds is incorrect, or no event occurs which surfaces value, then the value of the Global Growth Fund’s shares may decline.

• Non-Diversification Risk. The Global Growth Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Growth Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Growth Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Growth Fund may buy.

• Industry Risk. Certain industries in which the Global Growth Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Global Growth Fund may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Growth Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Portfolio Turnover Risk. The investment policies of the Global Growth Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Global Growth Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Global Growth Fund’s expenses which could negatively affect the Global Growth Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Global Growth Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Global Growth Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Global Growth Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Global Growth Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Consequently, you can lose money by investing in the Global Growth Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Global Growth Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Growth Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Growth Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Growth Fund may buy.
Performance Information	ggsf909504_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Global Growth Fund by showing changes in the Global Growth Fund’s performance from year to year and by showing how the Global Growth Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Global Growth Fund’s past performance (before and after taxes) does not predict how the Global Growth Fund will perform in the future. Updated information on the Global Growth Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Global Growth Fund by showing changes in the Global Growth Fund’s performance from year to year and by showing how the Global Growth Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Global Growth Fund’s past performance (before and after taxes) does not predict how the Global Growth Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Global Growth Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL GROWTH FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The bar chart above shows the total returns for Class A Shares for the years ended 2001 through 2010. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 25.4% (quarter ended June 30, 2003) and the lowest return for a quarter was (24.2)% (quarter ended December 31, 2008).
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Global Growth Fund, which are not offered in this Prospectus. All Classes of the Global Growth Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use a capital loss from the sale of Global Growth Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A Shares. Actual after-tax returns for other classes will vary due to the differences in expenses.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Global Growth Fund, which are not offered in this Prospectus. All Classes of the Global Growth Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use a capital loss from the sale of Global Growth Fund shares to offset other taxable gains.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Global Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. Actual after-tax returns for other classes will vary due to the differences in expenses.
Gamco Global Growth Fund | Return Before Taxes | Class AAA, Gamco Global Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Growth Fund Class AAA Shares (first issued 2/7/94)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	14.27%
Past Five Years	rr_AverageAnnualReturnYear05	3.84%
Past Ten Years	rr_AverageAnnualReturnYear10	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 7, 1994
Gamco Global Growth Fund | Return Before Taxes | Class A, Gamco Global Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Growth Fund Class A Shares (first issued on 3/1/00)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	7.70%
Past Five Years	rr_AverageAnnualReturnYear05	2.62%
Past Ten Years	rr_AverageAnnualReturnYear10	1.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2000
Gamco Global Growth Fund | Return Before Taxes | Class B, Gamco Global Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares (first issued on 3/1/00)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	8.46%
Past Five Years	rr_AverageAnnualReturnYear05	2.71%
Past Ten Years	rr_AverageAnnualReturnYear10	1.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2000
Gamco Global Growth Fund | Return Before Taxes | Class C, Gamco Global Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares (first issued on 3/1/00)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	12.40%
Past Five Years	rr_AverageAnnualReturnYear05	3.06%
Past Ten Years	rr_AverageAnnualReturnYear10	1.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2000
Gamco Global Growth Fund | Return Before Taxes | Class I, Gamco Global Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (first issued on 1/11/08)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	14.54%
Past Five Years	rr_AverageAnnualReturnYear05	4.02%
Past Ten Years	rr_AverageAnnualReturnYear10	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Gamco Global Growth Fund | Return After Taxes on Distributions | Class AAA, Gamco Global Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Growth Fund Class AAA Shares (first issued 2/7/94)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	14.27%
Past Five Years	rr_AverageAnnualReturnYear05	3.80%
Past Ten Years	rr_AverageAnnualReturnYear10	1.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 7, 1994
Gamco Global Growth Fund | Return After Taxes on Distributions | Class A, Gamco Global Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Growth Fund Class A Shares (first issued on 3/1/00)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	7.70%
Past Five Years	rr_AverageAnnualReturnYear05	2.57%
Past Ten Years	rr_AverageAnnualReturnYear10	1.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2000
Gamco Global Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA, Gamco Global Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Growth Fund Class AAA Shares (first issued 2/7/94)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	9.27%
Past Five Years	rr_AverageAnnualReturnYear05	3.29%
Past Ten Years	rr_AverageAnnualReturnYear10	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 7, 1994
Gamco Global Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Gamco Global Growth Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Growth Fund Class A Shares (first issued on 3/1/00)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	5.00%
Past Five Years	rr_AverageAnnualReturnYear05	2.23%
Past Ten Years	rr_AverageAnnualReturnYear10	1.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2000
Gamco Global Growth Fund | MSCI AC World Free Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC World Free Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	12.67%
Past Five Years	rr_AverageAnnualReturnYear05	3.44%
Past Ten Years	rr_AverageAnnualReturnYear10	3.20%
Gamco Global Growth Fund | Lipper Global Large Cap Growth Fund Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Large Cap Growth Fund Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	13.35%
Past Five Years	rr_AverageAnnualReturnYear05	3.19%
Past Ten Years	rr_AverageAnnualReturnYear10	0.78%
Gamco Global Opportunity Fund | Class AAA, Gamco Global Opportunity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.01%	[1]
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	204
3 Years	rr_ExpenseExampleYear03	765
5 Years	rr_ExpenseExampleYear05	1,352
10 Years	rr_ExpenseExampleYear10	2,945
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(28.90%)
2002	rr_AnnualReturn2002	(11.50%)
2003	rr_AnnualReturn2003	37.40%
2004	rr_AnnualReturn2004	14.00%
2005	rr_AnnualReturn2005	15.10%
2006	rr_AnnualReturn2006	14.50%
2007	rr_AnnualReturn2007	13.60%
2008	rr_AnnualReturn2008	(40.80%)
2009	rr_AnnualReturn2009	37.40%
2010	rr_AnnualReturn2010	18.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.60%)
Gamco Global Opportunity Fund | Class A, Gamco Global Opportunity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.01%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	767
3 Years	rr_ExpenseExampleYear03	1,296
5 Years	rr_ExpenseExampleYear05	1,849
10 Years	rr_ExpenseExampleYear10	3,351
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	767
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,296
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,849
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,351
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(28.90%)
2002	rr_AnnualReturn2002	(11.50%)
2003	rr_AnnualReturn2003	37.40%
2004	rr_AnnualReturn2004	14.00%
2005	rr_AnnualReturn2005	15.10%
2006	rr_AnnualReturn2006	14.50%
2007	rr_AnnualReturn2007	13.60%
2008	rr_AnnualReturn2008	(40.80%)
2009	rr_AnnualReturn2009	37.50%
2010	rr_AnnualReturn2010	18.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.40%)
Gamco Global Opportunity Fund | Class B, Gamco Global Opportunity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.41%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.76%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	779
3 Years	rr_ExpenseExampleYear03	1,287
5 Years	rr_ExpenseExampleYear05	1,919
10 Years	rr_ExpenseExampleYear10	3,481
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	279
3 Years	rr_ExpenseExampleNoRedemptionYear03	987
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,719
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,481
Gamco Global Opportunity Fund | Class C, Gamco Global Opportunity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.41%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.76%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	379
3 Years	rr_ExpenseExampleYear03	987
5 Years	rr_ExpenseExampleYear05	1,719
10 Years	rr_ExpenseExampleYear10	3,651
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	279
3 Years	rr_ExpenseExampleNoRedemptionYear03	987
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,719
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,651
Gamco Global Opportunity Fund | Class I, Gamco Global Opportunity Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.76%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	179
3 Years	rr_ExpenseExampleYear03	689
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,697
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	179
3 Years	rr_ExpenseExampleNoRedemptionYear03	689
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,227
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,697
Gamco Global Opportunity Fund | Prospectus One, Class AAA
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The GAMCO GLOBAL OPPORTUNITY FUND (the “Global Opportunity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Opportunity Fund primarily seeks to provide investors with appreciation of capital
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Global Opportunity Fund.
Fees and Expenses	ggsf909504_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global Opportunity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Global Opportunity Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Global Opportunity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Global Opportunity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ggsf909504_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Global Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Opportunity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Opportunity Fund’s performance. During the most recent fiscal year, the Global Opportunity Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Global Opportunity Fund will invest at least 65% of its total assets in common stocks of companies which the Adviser’s portfolio management team for the Global Opportunity Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.

The Global Opportunity Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Opportunity Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. For additional information about selection of investments suitable for the Fund, see pages 21 and 22.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Global Opportunity Fund will invest at least 65% of its total assets in common stocks of companies which the Adviser’s portfolio management team for the Global Opportunity Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

The Global Opportunity Fund’s share price will fluctuate with changes in the market value of the Global Opportunity Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Global Opportunity Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Global Opportunity Fund.

Investing in the Global Opportunity Fund involves the following risks:

• Small Capitalization Risk. Risk is greater for the securities of small-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

• Equity Risk. The principal risk of investing in the Global Opportunity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Global Opportunity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Global Opportunity Fund invests has poor performance or falls out of favor with investors, the Global Opportunity Fund could underperform the stock market or its peers. The Global Opportunity Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Global Opportunity Fund holds is incorrect, or no event occurs which surfaces value, then the value of the Global Opportunity Fund’s shares may decline.

• Non-Diversification Risk. The Global Opportunity Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Opportunity Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Opportunity Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Opportunity Fund may buy.

• Industry Risk. Certain industries in which the Global Opportunity Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Global Opportunity Fund may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Opportunity Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Portfolio Turnover Risk. The investment policies of the Global Opportunity Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Global Opportunity Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Global Opportunity Fund’s expenses which could negatively affect the Global Opportunity Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Global Opportunity Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Global Opportunity Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Global Opportunity Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Global Opportunity Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Consequently, you can lose money by investing in the Global Opportunity Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

• Non-Diversification Risk. The Global Opportunity Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Opportunity Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Opportunity Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Opportunity Fund may buy.

Performance Information	ggsf909504_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Global Opportunity Fund by showing changes in the Global Opportunity Fund’s performance from year to year and by showing how the Global Opportunity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Global Opportunity Fund’s past performance (before and after taxes) does not predict how the Global Opportunity Fund will perform in the future. Updated information on the Global Opportunity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Global Opportunity Fund by showing changes in the Global Opportunity Fund’s performance from year to year and by showing how the Global Opportunity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Global Opportunity Fund’s past performance (before and after taxes) does not predict how the Global Opportunity Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Global Opportunity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL OPPORTUNITY FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 22.6% (quarter ended June 30, 2003) and the lowest return for a quarter was (22.6)% (quarter ended September 30, 2001).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Gamco Global Opportunity Fund | Prospectus Two, Class A B C And I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The GAMCO GLOBAL OPPORTUNITY FUND (the “Global Opportunity Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global Opportunity Fund primarily seeks to provide investors with appreciation of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Global Opportunity Fund.
Fees and Expenses	ggsf909504_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Global Opportunity Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Opportunity Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares’ section on page 30 of the Funds’ Prospectus.
Expense Breakpoint Discount	ggsf909504_ExpenseBreakpointDiscountAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares’ section on page 30 of the Funds’ Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Global Opportunity Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Global Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Opportunity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Global Opportunity Fund:
Portfolio Turnover	ggsf909504_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Global Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Global Opportunity Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Opportunity Fund’s performance. During the most recent fiscal year, the Global Opportunity Fund’s portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Global Opportunity Fund will invest at least 65% of its total assets in common stock of companies which the Adviser’s portfolio management team for the Global Opportunity Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.

The Global Opportunity Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Global Opportunity Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Global Opportunity Fund’s total net assets is invested in securities of non-U.S. issuers or related investments thereof. For additional information about selection of investments suitable for the Fund, see pages 24 and 25.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Global Opportunity Fund will invest at least 65% of its total assets in common stock of companies which the Adviser’s portfolio management team for the Global Opportunity Fund believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

The Global Opportunity Fund’s share price will fluctuate with changes in the market value of the Global Opportunity Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. When you sell Global Opportunity Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Global Opportunity Fund.

Investing in the Global Opportunity Fund involves the following risks:

• Small Capitalization Risk. Risk is greater for the securities of small-capitalization companies (including small unseasoned companies that have been in operation less than three years) because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. The securities of small-capitalization companies also may trade less frequently and in smaller volume than larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the Fund may experience difficulty in purchasing or selling such securities at the desired time and price.

• Equity Risk. The principal risk of investing in the Global Opportunity Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Global Opportunity Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Global Opportunity Fund invests has poor performance or falls out of favor with investors, the Global Opportunity Fund could underperform the stock market or its peers. The Global Opportunity Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Global Opportunity Fund holds is incorrect, or no event occurs which surfaces value, then the value of the Global Opportunity Fund’s shares may decline.

• Non-Diversification Risk. The Global Opportunity Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Opportunity Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Opportunity Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Opportunity Fund may buy.

• Industry Risk. Certain industries in which the Global Opportunity Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Global Opportunity Fund may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Global Opportunity Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Portfolio Turnover Risk. The investment policies of the Global Opportunity Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Global Opportunity Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Global Opportunity Fund’s expenses which could negatively affect the Global Opportunity Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Global Opportunity Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Global Opportunity Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Global Opportunity Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Global Opportunity Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Consequently, you can lose money by investing in the Global Opportunity Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Global Opportunity Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Global Opportunity Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Global Opportunity Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Global Opportunity Fund may buy.
Performance Information	ggsf909504_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Global Opportunity Fund by showing changes in the Global Opportunity Fund’s performance from year to year and by showing how the Global Opportunity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Global Opportunity Fund will perform in the future. Updated information on the Global Opportunity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Global Opportunity Fund by showing changes in the Global Opportunity Fund’s performance from year to year and by showing how the Global Opportunity Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Global Opportunity Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Global Opportunity Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL OPPORTUNITY FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The bar chart above shows the total returns for Class A for the years ended 2001 through 2010. Sales loads are not reflected in the above chart. If sales loads were reflected, the Global Opportunity Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 22.8% (quarter ended June 30, 2003) and the lowest return for a quarter was (22.4)% (quarter ended September 30, 2001).
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Global Opportunity Fund’s returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Global Opportunity Fund, which are not offered in this Prospectus. All Classes of Global Opportunity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Opportunity Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Global Opportunity Fund, which are not offered in this Prospectus. All Classes of Global Opportunity Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Global Opportunity Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.
Gamco Global Opportunity Fund | Return Before Taxes | Class AAA, Gamco Global Opportunity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Opportunity Fund Class AAA Shares (first issued 5/11/98)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	18.39%
Past Five Years	rr_AverageAnnualReturnYear05	4.63%
Past Ten Years	rr_AverageAnnualReturnYear10	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 1998
Gamco Global Opportunity Fund | Return Before Taxes | Class A, Gamco Global Opportunity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Opportunity Fund Class A Shares (first issued on 3/1/00)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	11.58%
Past Five Years	rr_AverageAnnualReturnYear05	3.40%
Past Ten Years	rr_AverageAnnualReturnYear10	3.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2000
Gamco Global Opportunity Fund | Return Before Taxes | Class B, Gamco Global Opportunity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares (first issued on 3/1/00)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	12.49%
Past Five Years	rr_AverageAnnualReturnYear05	3.50%
Past Ten Years	rr_AverageAnnualReturnYear10	2.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2000
Gamco Global Opportunity Fund | Return Before Taxes | Class C, Gamco Global Opportunity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares (first issued on 11/23/01)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	16.52%
Past Five Years	rr_AverageAnnualReturnYear05	3.81%
Past Ten Years	rr_AverageAnnualReturnYear10	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 23, 2001
Gamco Global Opportunity Fund | Return Before Taxes | Class I, Gamco Global Opportunity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (first issued on 1/11/08)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	18.70%
Past Five Years	rr_AverageAnnualReturnYear05	4.80%
Past Ten Years	rr_AverageAnnualReturnYear10	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Gamco Global Opportunity Fund | Return After Taxes on Distributions | Class AAA, Gamco Global Opportunity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Opportunity Fund Class AAA Shares (first issued 5/11/98)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	18.39%
Past Five Years	rr_AverageAnnualReturnYear05	4.62%
Past Ten Years	rr_AverageAnnualReturnYear10	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 1998
Gamco Global Opportunity Fund | Return After Taxes on Distributions | Class A, Gamco Global Opportunity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Opportunity Fund Class A Shares (first issued on 3/1/00)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	11.55%
Past Five Years	rr_AverageAnnualReturnYear05	3.39%
Past Ten Years	rr_AverageAnnualReturnYear10	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2000
Gamco Global Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA, Gamco Global Opportunity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Opportunity Fund Class AAA Shares (first issued 5/11/98)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	11.95%
Past Five Years	rr_AverageAnnualReturnYear05	4.03%
Past Ten Years	rr_AverageAnnualReturnYear10	3.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 1998
Gamco Global Opportunity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Gamco Global Opportunity Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Global Opportunity Fund Class A Shares (first issued on 3/1/00)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	7.51%
Past Five Years	rr_AverageAnnualReturnYear05	2.96%
Past Ten Years	rr_AverageAnnualReturnYear10	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2000
Gamco Global Opportunity Fund | MSCI AC World Free Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI AC World Free Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	12.67%
Past Five Years	rr_AverageAnnualReturnYear05	3.44%
Past Ten Years	rr_AverageAnnualReturnYear10	3.20%
Gamco Global Opportunity Fund | Lipper Global Multi-Cap Growth Fund Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Global Multi-Cap Growth Fund Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Past One Year	rr_AverageAnnualReturnYear01	13.70%
Past Five Years	rr_AverageAnnualReturnYear05	3.86%
Past Ten Years	rr_AverageAnnualReturnYear10	4.76%
Gamco Vertumnus Fund | Class AAA, Gamco Vertumnus Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%	[3]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.02%	[3]
Expense Example	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	205
3 Years	rr_ExpenseExampleYear03	809
5 Years	rr_ExpenseExampleYear05	1,439
10 Years	rr_ExpenseExampleYear10	3,134
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(13.20%)
2002	rr_AnnualReturn2002	(4.90%)
2003	rr_AnnualReturn2003	21.50%
2004	rr_AnnualReturn2004	11.70%
2005	rr_AnnualReturn2005	8.00%
2006	rr_AnnualReturn2006	8.40%
2007	rr_AnnualReturn2007	2.10%
2008	rr_AnnualReturn2008	(43.20%)
2009	rr_AnnualReturn2009	44.70%
2010	rr_AnnualReturn2010	16.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.40%)
Gamco Vertumnus Fund | Class A, Gamco Vertumnus Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.02%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	768
3 Years	rr_ExpenseExampleYear03	1,337
5 Years	rr_ExpenseExampleYear05	1,931
10 Years	rr_ExpenseExampleYear10	3,529
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	768
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,337
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,931
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,529
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(13.20%)
2002	rr_AnnualReturn2002	(4.90%)
2003	rr_AnnualReturn2003	21.50%
2004	rr_AnnualReturn2004	11.70%
2005	rr_AnnualReturn2005	8.00%
2006	rr_AnnualReturn2006	8.40%
2007	rr_AnnualReturn2007	2.10%
2008	rr_AnnualReturn2008	(43.20%)
2009	rr_AnnualReturn2009	44.50%
2010	rr_AnnualReturn2010	16.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.30%)
Gamco Vertumnus Fund | Class B, Gamco Vertumnus Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.62%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.77%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	780
3 Years	rr_ExpenseExampleYear03	1,330
5 Years	rr_ExpenseExampleYear05	2,002
10 Years	rr_ExpenseExampleYear10	3,659
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	280
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,030
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,802
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,659
Gamco Vertumnus Fund | Class C, Gamco Vertumnus Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.62%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.77%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	380
3 Years	rr_ExpenseExampleYear03	1,030
5 Years	rr_ExpenseExampleYear05	1,802
10 Years	rr_ExpenseExampleYear10	3,825
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	280
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,030
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,802
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,825
Gamco Vertumnus Fund | Class I, Gamco Vertumnus Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.62%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	180
3 Years	rr_ExpenseExampleYear03	734
5 Years	rr_ExpenseExampleYear05	1,314
10 Years	rr_ExpenseExampleYear10	2,891
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	734
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,314
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,891
Gamco Vertumnus Fund | Prospectus One, Class AAA
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The GAMCO VERTUMNUS FUND (the “Vertumnus Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Vertumnus Fund (formerly, The GAMCO Global Convertible Securities Fund) seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.
Fees and Expenses	ggsf909504_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Vertumnus Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Vertumnus Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Vertumnus Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Vertumnus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Vertumnus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	ggsf909504_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Vertumnus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Vertumnus Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Vertumnus Fund’s performance. During the most recent fiscal year, the Vertumnus Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Vertumnus Fund will invest at least 80% of its net assets in convertible securities. Convertible securities are bonds, debentures, corporate notes, preferred stocks, and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies. As a “global” fund, the Vertumnus Fund invests in securities of issuers, or related investments thereof, located in at least three countries. The Adviser believes that certain characteristics of convertible securities make them appropriate investments for a fund seeking a high level of total return on its assets. These characteristics include: the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from preferred dividend or interest payments as compared to common stock dividends, and the decreased risk of decline in value relative to common stock due to the fixed income nature of convertible securities. The Vertumnus Fund may invest without limit in securities that are not considered investment grade and that accordingly have greater risk of loss of principal and interest. For additional information about selection of investments suitable for the Fund, see pages 21 and 22.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Vertumnus Fund will invest at least 80% of its net assets in convertible securities. Convertible securities are bonds, debentures, corporate notes, preferred stocks, and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

• you are seeking monthly distributions

The Vertumnus Fund’s share price will fluctuate with changes in the market value of the Vertumnus Fund’s portfolio securities. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the Vertumnus Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. When you sell Vertumnus Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Vertumnus Fund.

Investing in the Vertumnus Fund involves the following risks:

• Lower Rated Securities. The Fund may invest up to 25% of its assets in fixed income securities that are below investment grade, including up to 5% of its assets in securities of issuers that are in default. These securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as “junk bonds.”

• Equity Risk. The principal risk of investing in the Vertumnus Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Vertumnus Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Vertumnus Fund invests has poor performance or falls out of favor with investors, the Vertumnus Fund could under-perform the stock market or its peers. The Vertumnus Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Vertumnus Fund holds is incorrect, or no event occurs which surfaces value, then the value of the Vertumnus Fund’s shares may decline.

• Non-Diversification Risk. The Vertumnus Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Vertumnus Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Vertumnus Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Vertumnus Fund may buy.

• Industry Risk. Certain industries in which the Vertumnus Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Vertumnus Fund may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Vertumnus Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Low Credit Quality Risk. Because many convertible securities are rated below investment grade, the Vertumnus Fund may invest without limit in securities rated lower than “BBB” by Standard & Poor’s Rating Services (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, are of comparable quality as determined by the Adviser. These securities and securities rated “BB” or lower by S&P or “Ba” or lower by Moody’s may include securities of issuers in default. Such securities are considered by the rating agencies to be predominantly speculative and may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity resulting in the possibility that prices realized upon the sale of such securities will be less than the prices used in calculating the Vertumnus Fund’s NAV.

• Convertible Securities and Credit Risk. The characteristics of convertible securities make them appropriate investments for investors who seek a high level of total return with the addition of credit risk. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends, and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on a convertible security may be less than that of a common stock equivalent if the yield on the convertible security is at a level which causes it to sell at a discount. Any common stock or other equity security received by conversion will not be included in the calculation of the percentage of total assets invested in convertible securities.

• Portfolio Turnover Risk. The investment policies of the Vertumnus Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Vertumnus Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Vertumnus Fund’s expenses which could negatively affect the Vertumnus Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Vertumnus Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Vertumnus Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Vertumnus Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Vertumnus Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Consequently, you can lose money by investing in the Vertumnus Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Vertumnus Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Vertumnus Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Vertumnus Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Vertumnus Fund may buy.
Performance Information	ggsf909504_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Vertumnus Fund by showing changes in the Vertumnus Fund’s performance from year to year and by showing how the Vertumnus Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Vertumnus Fund’s past performance (before and after taxes) does not predict how the Vertumnus Fund will perform in the future. Both the chart and the table assume reinvestment of distributions. Updated information on the Vertumnus Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Vertumnus Fund by showing changes in the Vertumnus Fund’s performance from year to year and by showing how the Vertumnus Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Vertumnus Fund’s past performance (before and after taxes) does not predict how the Vertumnus Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Vertumnus Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	VERTUMNUS FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 18.5% (quarter ended September 30, 2009) and the lowest return for a quarter was (26.4)% (quarter ended December 31, 2008)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Gamco Vertumnus Fund | Prospectus Two, Class A B C And I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The GAMCO VERTUMNUS FUND (the “Vertumnus Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Vertumnus Fund (formerly, The GAMCO Global Convertible Securities Fund) seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.
Fees and Expenses	ggsf909504_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Vertumnus Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Vertumnus Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 30 of the Fund’s Prospectus.
Expense Breakpoint Discount	ggsf909504_ExpenseBreakpointDiscountAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the “Classes of Shares” section on page 30 of the Fund’s Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Vertumnus Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Vertumnus Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Vertumnus Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Vertumnus Fund:
Portfolio Turnover	ggsf909504_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Vertumnus Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Vertumnus Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Vertumnus Fund’s performance. During the most recent fiscal year, the Vertumnus Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Vertumnus Fund will invest at least 80% of its net assets in convertible securities. Convertible securities are bonds, debentures, corporate notes, preferred stocks, and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies. As a “global” fund, the Vertumnus Fund invests in securities of issuers, or related investments thereof, located in at least three countries. The Adviser believes that certain characteristics of convertible securities make them appropriate investments for a fund seeking a high level of total return on its assets. These characteristics include: the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from preferred dividend or interest payments as compared to common stock dividends, and the decreased risk of decline in value relative to common stock due to the fixed income nature of convertible securities. The Vertumnus Fund may invest without limit in securities that are not considered investment grade and that accordingly have greater risk of loss of principal and interest. For additional information about selection of investments suitable for the Fund, see pages 24 and 25.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Vertumnus Fund will invest at least 80% of its net assets in convertible securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you seek to diversify your investments outside the U.S.

• you are seeking monthly distributions

The Vertumnus Fund’s share price will fluctuate with changes in the market value of the Vertumnus Fund’s portfolio securities. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the Vertumnus Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. When you sell Vertumnus Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Vertumnus Fund.

Investing in the Vertumnus Fund involves the following risks:

• Lower Rated Securities. The Fund may invest up to 25% of its assets in fixed income securities that are below investment grade, including up to 5% of its assets in securities of issuers that are in default. These securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as “junk bonds.”

• Equity Risk. The principal risk of investing in the Vertumnus Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Vertumnus Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company’s particular circumstances.

• Fund and Management Risk. If a portfolio management team’s judgment in selecting securities is incorrect or if the market segment in which the Vertumnus Fund invests has poor performance or falls out of favor with investors, the Vertumnus Fund could under-perform the stock market or its peers. The Vertumnus Fund could also fail to meet its investment objective. If the portfolio management team’s assessment of the values of the securities the Vertumnus Fund holds is incorrect, or no event occurs which surfaces value, then the value of the Vertumnus Fund’s shares may decline.

• Non-Diversification Risk. The Vertumnus Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Vertumnus Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Vertumnus Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Vertumnus Fund may buy.

• Industry Risk. Certain industries in which the Vertumnus Fund may invest are subject to governmental regulation and a greater price volatility than the overall market, and the products and services of such companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. Changes in world currency values are also unpredictable and can have a significant short-term impact on revenues, profits, and share valuations. Certain of the companies in which the Vertumnus Fund may invest allocate greater than usual financial resources to research and product development. The securities of such companies may experience above-average price movements associated with the perceived prospects of success of the research and development programs. In addition, companies in which the Vertumnus Fund invests may be adversely affected by lack of commercial acceptance of a new product or process or by technological change and obsolescence.

• Low Credit Quality Risk. Because many convertible securities are rated below investment grade, the Vertumnus Fund may invest without limit in securities rated lower than “BBB” by Standard & Poor’s Rating Services (“S&P”) or “Caa” or lower by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, are of comparable quality as determined by the Adviser. These securities and securities rated “BB” or lower by S&P or “Ba” or lower by Moody’s may include securities of issuers in default. Such securities are considered by the rating agencies to be predominantly speculative and may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity resulting in the possibility that prices realized upon the sale of such securities will be less than the prices used in calculating the Vertumnus Fund’s NAV.

• Convertible Securities and Credit Risk. The characteristics of convertible securities make them appropriate investments for investors who seek a high level of total return with the addition of credit risk. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends, and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on a convertible security may be less than that of a common stock equivalent if the yield on the convertible security is at a level which causes it to sell at a discount. Any common stock or other equity security received by conversion will not be included in the calculation of the percentage of total assets invested in convertible securities.

• Portfolio Turnover Risk. The investment policies of the Vertumnus Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Vertumnus Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Vertumnus Fund’s expenses which could negatively affect the Vertumnus Fund’s performance.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

• These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

• Enforcing legal rights may be difficult, costly, and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

• Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

• Foreign markets may be less liquid and more volatile than U.S. markets.

• Foreign securities often trade in currencies other than the U.S. dollar, and the Vertumnus Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect the Vertumnus Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the Vertumnus Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of the Vertumnus Fund’s foreign currency holdings.

• Costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

Risk Lose Money [Text]	rr_RiskLoseMoney	Consequently, you can lose money by investing in the Vertumnus Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Vertumnus Fund is a “non-diversified investment company” which means that it can concentrate its investments in the securities of fewer issuers to a greater extent than a diversified investment company. Because the Vertumnus Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Vertumnus Fund’s share price. In addition, many companies in the past several years have adopted so-called “poison pill” and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Vertumnus Fund may buy.
Performance Information	ggsf909504_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Vertumnus Fund by showing changes in the Vertumnus Fund’s performance from year to year and by showing how the Vertumnus Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Vertumnus Fund’s past performance (before and after taxes) does not predict how the Vertumnus Fund will perform in the future. Updated information on the Vertumnus Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Vertumnus Fund by showing changes in the Vertumnus Fund’s performance from year to year and by showing how the Vertumnus Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Vertumnus Fund’s past performance (before and after taxes) does not predict how the Vertumnus Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Vertumnus Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	VERTUMNUS FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The bar chart above shows total returns for Class AAA Shares for the year ended 2001 and Class A Shares for the years ended 2002 through 2010. Sales loads are not reflected in the above chart. If sales loads were reflected, the Vertumnus Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 18.4% (quarter ended September 30, 2009) and the lowest return for a quarter was (26.3)% (quarter ended December 31, 2008).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart above shows total returns for Class AAA Shares for the year ended 2001 and Class A Shares for the years ended 2002 through 2010.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Vertumnus Fund’s returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Vertumnus Fund, which are not offered in this Prospectus. All Classes of the Vertumnus Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Vertumnus Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Vertumnus Fund, which are not offered in this Prospectus. All Classes of the Vertumnus Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Vertumnus Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares. After-tax returns for other classes will vary due to the differences in expenses.
Gamco Vertumnus Fund | Return Before Taxes | Class AAA, Gamco Vertumnus Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Vertumnus Fund Class AAA Shares (first issued 2/3/94)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	16.27%
Past Five Years	rr_AverageAnnualReturnYear05	1.11%
Past Ten Years	rr_AverageAnnualReturnYear10	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 1994
Gamco Vertumnus Fund | Return Before Taxes | Class A, Gamco Vertumnus Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Vertumnus Fund Class A Shares (first issued on 5/2/01)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	9.57%
Past Five Years	rr_AverageAnnualReturnYear05	(0.07%)
Past Ten Years	rr_AverageAnnualReturnYear10	1.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2001
Gamco Vertumnus Fund | Return Before Taxes | Class B, Gamco Vertumnus Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares (first issued on 3/28/01)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	10.15%
Past Five Years	rr_AverageAnnualReturnYear05	(0.04%)
Past Ten Years	rr_AverageAnnualReturnYear10	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2001
Gamco Vertumnus Fund | Return Before Taxes | Class C, Gamco Vertumnus Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares (first issued on 11/26/01)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	14.14%
Past Five Years	rr_AverageAnnualReturnYear05	0.30%
Past Ten Years	rr_AverageAnnualReturnYear10	1.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 26, 2001
Gamco Vertumnus Fund | Return Before Taxes | Class I, Gamco Vertumnus Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (first issued on 1/11/08)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	16.19%
Past Five Years	rr_AverageAnnualReturnYear05	1.25%
Past Ten Years	rr_AverageAnnualReturnYear10	2.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 11, 2008
Gamco Vertumnus Fund | Return After Taxes on Distributions | Class AAA, Gamco Vertumnus Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Vertumnus Fund Class AAA Shares (first issued 2/3/94)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	15.33%
Past Five Years	rr_AverageAnnualReturnYear05	(0.61%)
Past Ten Years	rr_AverageAnnualReturnYear10	1.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 1994
Gamco Vertumnus Fund | Return After Taxes on Distributions | Class A, Gamco Vertumnus Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Vertumnus Fund Class A Shares (first issued on 5/2/01)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	8.75%
Past Five Years	rr_AverageAnnualReturnYear05	(1.77%)
Past Ten Years	rr_AverageAnnualReturnYear10	0.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2001
Gamco Vertumnus Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA, Gamco Vertumnus Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Vertumnus Fund Class AAA Shares (first issued 2/3/94)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	10.59%
Past Five Years	rr_AverageAnnualReturnYear05	0.48%
Past Ten Years	rr_AverageAnnualReturnYear10	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 3, 1994
Gamco Vertumnus Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A, Gamco Vertumnus Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Vertumnus Fund Class A Shares (first issued on 5/2/01)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	6.29%
Past Five Years	rr_AverageAnnualReturnYear05	(0.51%)
Past Ten Years	rr_AverageAnnualReturnYear10	1.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 2, 2001
Gamco Vertumnus Fund | Prospectus One, Class AAA | Merrill Lynch Global 300 Convertible Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Merrill Lynch Global 300 Convertible Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	13.21%
Past Five Years	rr_AverageAnnualReturnYear05	3.98%
Past Ten Years	rr_AverageAnnualReturnYear10	3.69%
Gamco Vertumnus Fund | Prospectus Two, Class A B C And I | Merrill Lynch Global 300 Convertible Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Merrill Lynch Global 300 Convertible Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	11.73%
Past Five Years	rr_AverageAnnualReturnYear05	7.17%
Past Ten Years	rr_AverageAnnualReturnYear10	5.56%
Gamco Vertumnus Fund | Prospectus One, Class AAA | MSCI World Free Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Free Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	11.73%
Past Five Years	rr_AverageAnnualReturnYear05	7.17%
Past Ten Years	rr_AverageAnnualReturnYear10	5.56%
Gamco Vertumnus Fund | Prospectus Two, Class A B C And I | MSCI World Free Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Free Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	13.21%
Past Five Years	rr_AverageAnnualReturnYear05	3.98%
Past Ten Years	rr_AverageAnnualReturnYear10	3.69%

[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Global Opportunity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes and extraordinary expenses) at no more than an annual rate of 2.00% for Class AAA Shares. This arrangement is in effect through May 1, 2012 and may not be terminated by the Adviser before such time.
[2]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00%, 2.75%, 2.75%, and 1.75% for Class A, Class B, Class C, and Class I Shares, respectively. This arrangement is in effect through May 1, 2012 and may not be terminated by the Adviser before such time.
[3]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Vertumnus Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00% for Class AAA Shares. This arrangement is in effect through May 1, 2012 and may not be terminated by the Adviser before such time.